JENNISON 20/20 FOCUS PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.2%
Common Stocks
Aerospace & Defense — 2.1%
Raytheon Technologies Corp.	72,187	$4,153,640
Automobiles — 5.9%
General Motors Co.	86,068	2,546,752
Tesla, Inc.*(a)	21,729	9,321,958
		11,868,710
Banks — 3.3%
JPMorgan Chase & Co.	36,642	3,527,525
PNC Financial Services Group, Inc. (The)	29,368	3,227,837
		6,755,362
Building Products — 1.0%
Johnson Controls International PLC	49,607	2,026,446
Capital Markets — 1.5%
Goldman Sachs Group, Inc. (The)	14,861	2,986,615
Chemicals — 2.3%
Linde PLC (United Kingdom)	19,737	4,699,972
Entertainment — 2.4%
Netflix, Inc.*	9,547	4,773,786
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	7,563	1,828,204
Food & Staples Retailing — 2.1%
Walmart, Inc.	29,712	4,157,006
Food Products — 2.3%
Mondelez International, Inc. (Class A Stock)	80,704	4,636,445
Health Care Providers & Services — 0.9%
Cigna Corp.	10,677	1,808,791
Health Care Technology — 1.9%
Teladoc Health, Inc.*(a)	17,294	3,791,537
Insurance — 2.7%
Chubb Ltd.	24,188	2,808,711
MetLife, Inc.	73,853	2,745,116
		5,553,827
Interactive Media & Services — 7.9%
Alphabet, Inc. (Class A Stock)*	5,927	8,686,611
Facebook, Inc. (Class A Stock)*	27,740	7,265,106
		15,951,717
Internet & Direct Marketing Retail — 5.3%
Amazon.com, Inc.*	3,379	10,639,559
IT Services — 13.2%
Adyen NV (Netherlands), 144A*	3,400	6,263,876
Mastercard, Inc. (Class A Stock)	14,491	4,900,422
PayPal Holdings, Inc.*	27,882	5,493,590
Shopify, Inc. (Canada) (Class A Stock)*	5,727	5,858,549
Twilio, Inc. (Class A Stock)*(a)	16,496	4,075,997
		26,592,434
	Shares	Value
Common Stocks (continued)
Leisure Products — 1.2%
Peloton Interactive, Inc. (Class A Stock)*	23,592	$2,341,270
Multi-Utilities — 1.9%
Dominion Energy, Inc.	48,639	3,839,076
Oil, Gas & Consumable Fuels — 1.3%
Chevron Corp.	36,279	2,612,088
Pharmaceuticals — 4.6%
AstraZeneca PLC (United Kingdom), ADR	110,934	6,079,183
Eli Lilly & Co.	21,110	3,124,702
		9,203,885
Road & Rail — 2.5%
Union Pacific Corp.	25,265	4,973,921
Semiconductors & Semiconductor Equipment — 7.0%
NVIDIA Corp.	15,439	8,355,895
Texas Instruments, Inc.	40,072	5,721,881
		14,077,776
Software — 11.4%
Adobe, Inc.*	13,421	6,582,061
Microsoft Corp.	52,760	11,097,011
salesforce.com, Inc.*	20,856	5,241,530
		22,920,602
Specialty Retail — 3.5%
Lowe’s Cos., Inc.	26,607	4,413,037
Ross Stores, Inc.	28,050	2,617,626
		7,030,663
Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.	92,592	10,723,079
Textiles, Apparel & Luxury Goods — 3.8%
Lululemon Athletica, Inc.*	11,189	3,685,321
NIKE, Inc. (Class B Stock)	32,552	4,086,578
		7,771,899

Total Long-Term Investments (cost $117,612,155)		197,718,310
Short-Term Investments — 7.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	4,171,559	4,171,559
PGIM Institutional Money Market Fund (cost $10,620,067; includes $10,616,860 of cash collateral for securities on loan)(b)(w)	10,625,726	10,623,601

Total Short-Term Investments (cost $14,791,626)		14,795,160

TOTAL INVESTMENTS—105.5% (cost $132,403,781)		212,513,470

Liabilities in excess of other assets — (5.5)%		(11,139,428)

Net Assets — 100.0%		$201,374,042

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JENNISON 20/20 FOCUS PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,526,781; cash collateral of $10,616,860 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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